Document and Entity Information	Dec. 14, 2018
Prospectus:
Document Type	497
Document Period End Date	Dec. 14, 2018
Registrant Name	MORGAN STANLEY EUROPEAN EQUITY FUND INC.
Central Index Key	0000860720
Amendment Flag	false
Document Creation Date	Dec. 14, 2018
Document Effective Date	Dec. 14, 2018
Prospectus Date	Feb. 28, 2018
Morgan Stanley European Equity Fund Inc. | A | MORGAN STANLEY EUROPEAN EQUITY FUND INC.
Prospectus:
Trading Symbol	EUGAX
Morgan Stanley European Equity Fund Inc. | B | MORGAN STANLEY EUROPEAN EQUITY FUND INC.
Prospectus:
Trading Symbol	EUGBX
Morgan Stanley European Equity Fund Inc. | L | MORGAN STANLEY EUROPEAN EQUITY FUND INC.
Prospectus:
Trading Symbol	EUGCX
Morgan Stanley European Equity Fund Inc. | I | MORGAN STANLEY EUROPEAN EQUITY FUND INC.
Prospectus:
Trading Symbol	EUGDX
Morgan Stanley European Equity Fund Inc. | Class C | MORGAN STANLEY EUROPEAN EQUITY FUND INC.
Prospectus:
Trading Symbol	MSEEX
Global Fixed Income Opportunities Fund | A | MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
Prospectus:
Trading Symbol	DINAX
Global Fixed Income Opportunities Fund | B | MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
Prospectus:
Trading Symbol	DINBX
Global Fixed Income Opportunities Fund | L | MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
Prospectus:
Trading Symbol	DINCX
Global Fixed Income Opportunities Fund | I | MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
Prospectus:
Trading Symbol	DINDX
Global Fixed Income Opportunities Fund | CLASS IS | MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
Prospectus:
Trading Symbol	MGFOX
Global Fixed Income Opportunities Fund | Class C | MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
Prospectus:
Trading Symbol	MSIPX
Morgan Stanley Mortgage Securities Trust | A | MORGAN STANLEY MORTGAGE SECURITIES TRUST
Prospectus:
Trading Symbol	MTGAX
Morgan Stanley Mortgage Securities Trust | B | MORGAN STANLEY MORTGAGE SECURITIES TRUST
Prospectus:
Trading Symbol	MTGBX
Morgan Stanley Mortgage Securities Trust | L | MORGAN STANLEY MORTGAGE SECURITIES TRUST
Prospectus:
Trading Symbol	MTGCX
Morgan Stanley Mortgage Securities Trust | I | MORGAN STANLEY MORTGAGE SECURITIES TRUST
Prospectus:
Trading Symbol	MTGDX
Morgan Stanley Mortgage Securities Trust | Class C | MORGAN STANLEY MORTGAGE SECURITIES TRUST
Prospectus:
Trading Symbol	MSMTX